Goodwill (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movement in carrying amount of goodwill
Balance at the beginning of the period			¥ 261,621,691	¥ 277,752,765
Impairment loss of goodwill		$ (38,966,995)	(267,917,575)	0	¥ 0
Foreign currency translation adjustments			6,592,915	(16,131,074)
Balance at the end of the period		$ 43,201	¥ 297,031	¥ 261,621,691	¥ 277,752,765
Scepter Pacific Limited
Movement in carrying amount of goodwill
Addition for acquisitions | $	$ 40,000,000
Percentage of equity interest acquired	100.00%